Item 1. Report to Shareholders

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
April 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights             For a share outstanding throughout each period

                                 6 Months       Year                  11/30/00
                                    Ended      Ended                   Through
                                  4/30/04   10/31/03     10/31/02     10/31/01
NET ASSET VALUE

Beginning of period             $   8.38   $    6.68    $    7.78    $  10.00

Investment activities

  Net investment
  income (loss)                     0.08        0.13         0.09        0.10

  Net realized and
  unrealized gain (loss)            0.83        1.67        (1.12)      (2.32)

  Total from investment
  activities                        0.91        1.80        (1.03)      (2.22)

Distributions

  Net investment income            (0.13)      (0.10)       (0.07)           -

  Net realized gain                (0.01)          -            -            -

  Total distributions              (0.14)      (0.10)       (0.07)           -

NET ASSET VALUE

End of period                   $   9.15   $    8.38    $    6.68    $   7.78
                                ---------------------------------------------

Ratios/Supplemental Data

Total return^                      10.95%      27.37%      (13.38)%    (22.20)%

Ratio of total expenses
to average net assets               0.50%!      0.50%         0.50%       0.50%!

Ratio of net investment income
(loss) to average net assets        2.14%!      2.09%         1.59%       1.51%!

Portfolio turnover rate             58.7%!      39.4%         49.0%       63.1%!

Net assets, end of
period (in thousands)            $ 35,480    $ 20,622      $ 12,031     $ 7,502

 ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

 ! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                       April 30, 2004

Portfolio of Investments (ss.) ++                        Shares        Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

EUROPE/FAR EAST   2.0%

Common Stocks   2.0%

iShares MSCI EAFE (USD)                                   5,100          698

Total Europe/Far East (Cost $688)                                        698


FOREIGN/EUROPE   1.3%

Common Stocks   1.3%

iShares MSCI EMU (USD)                                    7,800          463

Total Foreign/Europe (Cost $461)                                         463


FOREIGN/PACIFIC EX-JAPAN   0.3%

Common Stocks   0.3%

iShares Pacific ex-Japan Index (USD)                      1,400          101

Total Foreign/Pacific ex-Japan (Cost $104)                               101


AUSTRALIA   4.8%

Common Stocks   4.5%

Adelaide Bank                                               211            1

Adelaide Brighton                                           521            1

Alinta                                                      508            2

Alumina                                                   4,584           17

Amcor                                                     3,255           16

AMP Limited                                               7,417           31

Ansell Limited                                              518            3

APN News & Media                                            664            2

Aristocrat Leisure                                        1,877            5

Austereo Group                                            1,422            1

Australand Property Group                                 1,505            2

Australia & New Zealand Banking                           7,199           96

Australian Foundation Investment                          4,047            9

Australian Gas Light                                      1,794           15

Australian Leisure and Hospitality Group *                1,367            2

Australian Pharmaceutical Industries                        883            2

Australian Stock Exchange                                   401            5

AWB                                                       1,336            5

AXA Asia Pacific                                          5,289           12

Bank of Queensland                                          353            3

Bendigo Bank                                                292            2

BHP Billiton                                             15,036          124

Billabong International                                     547            3

Bluescope Steel                                           2,926           12

Boral                                                     2,413           10

Brambles Industries LTD                                   3,538           14

Brickworks                                                  406            2

Burns, Philip & Company *                                 5,903            3

Caltex Australia                                            618            3

Centro Properties Group, REIT                             2,623            7

CFS Gandel Retail Trust                                   6,139            6

Challenger Financial Services Group *                     7,175            3

Coca Cola Amatil                                          2,119           10

Cochlear Limited                                            130            2

Coles Myer                                                4,939           30

Commonwealth Bank of Australia                            4,982          112

Computershare                                             2,413            5

Corporate Express Australia                                 886            3

CSL                                                         755           12

CSR                                                       3,559            5

Downer EDI                                                1,133            3

Envestra                                                  2,638            2

Flight Centre                                               167            2

Foodland Associated                                         777           10

Foster's Group                                            7,786           27

Futuris                                                   2,438            3

General Property Trust                                    7,816           17

Gunns                                                       301            3

GWA International                                         1,182            2

Harvey Norman                                             2,608            5

Hills Motorway Group                                        443            2

Iluka Resources                                             547            2

Incitec Pivot *                                              68            1

Insurance Australia Group                                 6,794           24

James Hardie Industries                                   1,670            8

John Fairfax                                                671            2

Leighton Holdings                                           444            3

Lend Lease                                                1,640           13

Lion Nathan                                               1,558            7

Macquarie Airports                                        1,686            2

Macquarie Bank                                              805           20

Macquarie Goodman Management *                              527            1

Macquarie Infrastructure Group                            8,305           16

Mayne Group                                               3,986            9

Metcash Trading                                           1,101            2

Minara Resources *                                        1,346            2

Mirvac                                                    2,885            9

National Australia Bank                                   6,016          128

National Foods                                            1,928            6

Newcrest Mining                                           1,387           11

News Corporation                                          6,136           56

Novogen Limited *                                           374            2

Nufarm                                                      614            3

OneSteel                                                  2,008            3

Orica                                                     1,451           15

Origin Energy                                             2,350           10

Oxiana Limited *                                          4,625            3

Pacifica Group                                              329            1

Paperlinx                                                 1,811            6

Patrick Corporation                                       2,015            7

Perpetual Trust Australia                                   128            4

Promina Group                                             4,099           11

Publishing & Broadcasting                                   547            5

Qantas Airways                                            2,823            7

QBE Insurance                                             2,541           21

Rinker Group                                              3,578           18

Rio Tinto                                                 1,530           36

Rural Press                                                 140            1

Santos                                                    4,453           21

SFE Corporation                                             514            2

Sigma                                                       529            3

Simsmetal Group                                             345            3

Smorgon Steel Group                                       2,081            1

Sonic Healthcare                                            829            5

Southcorp                                                 3,076            8

Southern Cross Broadcasting                                 139            1

Spotless Group                                              493            2

St. George Bank                                           2,077           30

Stockland                                                 4,814           18

Suncorp Metway                                            2,138           21

TAB                                                       1,687            6

Tabcorp                                                   1,597           15

Telstra                                                   8,775           30

Ten Network Holdings                                        923            2

Toll Holdings                                             1,447           11

Transurban *                                              1,898            6

UNiTAB                                                      527            3

Virgin Blue Holdings *                                    1,194            2

Washington H. Soul Pattinson & Company                      503            2

Wesfarmers                                                1,446           30

West Australian Newspapers                                  151            1

Westfield Holdings                                        1,627           17

Westfield Trust                                           8,849           26

Westpac Banking                                           7,291           92

WMC Resorces                                              3,768           13

Woodside Petroleum                                        1,867           22

Woolworths                                                4,143           35

                                                                       1,577

Preferred Stocks   0.3%

News Corporation                                         11,904          101

Rural Press                                                 297            2

                                                                         103

Total Australia (Cost $1,419)                                          1,680

AUSTRIA   0.2%

Common Stocks   0.2%

Dest Electrizitas, Class A *                                 18            3

Erste Bank                                                  162           24

EVN                                                           7            0

Immofinanz Immobilien Anlagen *                           1,265           10

OMV                                                          48            9

Telekom Austria *                                         1,397           20

Wienerberger                                                267            9

Total Austria (Cost $48)                                                  75


BELGIUM   1.0%

Common Stocks   1.0%

Agfa Gevaert                                                520           12

Almanij                                                     215           13

CNP                                                          17            2

Colruyt                                                      62            7

Delhaize Group                                              344           17

Dexia                                                     3,445           56

Electrabel                                                  163           53

Fortis                                                    2,741           59

Groupe Bruxelles Lambert                                    240           14

Interbrew                                                   649           19

KBC Bank *                                                  336           19

Mobistar *                                                  170           11

RTL Group                                                   161           10

SES Global (1 FDR Represents 1 A share)                     893            9

Solvay                                                      144           12

UCB                                                         393           16

Umicore                                                     122            7

Total Belgium (Cost $292)                                                336


CHINA   0.4%

Common Stocks   0.4%

Brilliance China Automotive (HKD)                         6,000            2

China Insurance (HKD)                                     2,000            1

China Mobile (Hong Kong) (HKD)                           23,500           61

China Overseas Land (HKD)                                 6,000            1

China Resources Enterprise (HKD)                         10,000           12

China Unicom (HKD)                                       12,000            9

Citic Pacific (HKD)                                       4,000           10

Cnooc (HKD)                                              50,000           18

Global Bio-chem Technology (HKD)                          6,000            4

Global Bio-chem Technology,
Warrants, 5/07 (HKD) *                                      750            0

Guangzhou Investment Company (HKD) *                     10,000            1

Semiconductor Manufacturing International (HKD) *        21,000            5

Shanghai Industrial Holdings (HKD)                       14,000           26

TCL (HKD)                                                 4,000            2

TPV Technology (HKD)                                      2,000            1

Total China (Cost $182)                                                  153


DENMARK   0.6%

Common Stocks   0.6%

A P Moller-Maersk, Series B                                   4           25

Carlsberg *                                                  27            1

Carlsberg, Series B                                         111            6

Coloplast                                                    58            5

Danisco                                                     200            9

Danske Bank                                               2,830           63

Group 4 Falck                                               187            5

H. Lundbeck                                                 553           11

ISS                                                         139            7

Jyske *                                                     203           11

Novo Nordisk, Series B                                      943           45

Novozymes, Series B                                         245           10

TDC                                                         610           21

Vestas Wind Systems *                                       373            6

William Demant *                                            113            4

Total Denmark (Cost $205)                                                229

FINLAND   1.2%

Common Stocks   1.2%

Fortum                                                    2,018           23

Kone                                                        168           10

Metso                                                       490            6

Nokia                                                    19,456          272

Sampo, Series A                                           1,515           14

Stora Enso                                                2,652           36

TietoEnator                                                 246            7

UPM-Kymmene                                               2,125           39

Total Finland (Cost $555)                                                407


FRANCE   8.9%

Common Stocks   8.9%

Accor                                                       779           33

Air France                                                  700           12

Alcatel *                                                 5,139           76

Arcelor                                                   1,583           26

Assurances Generales de France                              206           13

Autoroutes du Sud de la France                              240            9

Aventis *                                                 3,175          241

AXA                                                       7,052          147

BNP Paribas                                               3,614          216

Bouygues                                                    950           32

Cap Gemini *                                                528           19

Carrefour                                                 2,867          132

Casino Guichard-Perrachon                                   172           15

Christian Dior                                              254           16

Ciments Francais                                             27            2

CNP Assurances                                              135            8

Compagnie de Saint-Gobain                                 1,390           70

Credit Agricole                                           2,677           66

Dassault Systemes                                           253           10

Essilor International                                       364           21

Eurazeo *                                                    63            4

France Telecom *                                          4,857          116

Gecina                                                      132           10

Groupe Danone                                               533           89

Imerys                                                       27            6

JC Decaux *                                                 275            6

Klepierre                                                   108            7

L'Air Liquide                                               401           70

L'Oreal                                                   1,365          102

Lafarge                                                     659           55

Lagardere S.C.A.                                            540           32

LVMH                                                      1,484          104

Michelin                                                    415           19

Natexis Banques Populaires *                                 31            3

Pernod-Ricard                                               281           35

Peugeot                                                     725           39

Pinault Printemps Redoute                                   370           38

Publicis                                                    522           16

Renault                                                     877           65

Rexel                                                        67            3

Sagem                                                        55            6

Sanofi-Synthelabo                                         1,462           92

Schneider Electric                                          928           62

Societe BIC                                                  99            4

Societe Generale *                                        1,746          145

Societe Television Francaise 1                              643           20

Sodexho Alliance                                            462           13

Suez                                                      4,393           87

Thales                                                      416           15

Thomson                                                   1,139           22

Total, Series B                                           2,616          481

Unibail                                                     185           17

Valeo                                                       305           12

Veolia Environnement                                      1,209           32

Vinci                                                       343           33

Vivendi Universal *                                       4,352          109

Wanadoo *                                                 2,259           22

Total France (Cost $2,958)                                             3,155

GERMANY   6.5%

Common Stocks   6.4%

Adidas-Salomon                                              166           19

Allianz *                                                 1,531          161

Altana                                                      258           16

AMB                                                          53            4

BASF                                                      2,335          120

Bayer *                                                   2,883           78

Bayerische Hypo-und Vereinsbank *                         2,026           35

Beiersdorf, Series A                                         65            7

BMW                                                       1,223           53

Celesio                                                      98            5

Commerzbank                                               1,809           31

Continental                                                 596           26

DaimlerChrysler                                           3,860          172

Degussa                                                     182            6

Deutsche Bank                                             2,364          194

Deutsche Boerse                                             446           24

Deutsche Lufthansa                                          767           12

Deutsche Post                                             1,778           39

Deutsche Telekom *                                       12,553          216

E.On                                                      2,751          182

Fresenius Medical Care                                      137           10

Hannover Reckversicherungs                                  223            8

Heidelberger Druckmaschinen *                               146            5

Heidelberger Zement                                         158            7

Henkel                                                      213           17

HVB Group *                                                  84            1

Hypo Real Estate *                                           21            1

Hypo Real Estate (Spin off shares) *                        566           15

Infineon Technologies *                                   2,809           36

Karstadt                                                    344            7

Linde                                                       328           18

MAN                                                         437           16

METRO                                                       626           28

MLP *                                                       436            6

Munich Re                                                   690           74

RWE                                                       1,608           70

SAP                                                         944          142

Schering                                                    798           42

Siemens                                                   3,576          257

Suedzucker *                                                435            8

T-Online International *                                  1,443           16

ThyssenKrupp                                              1,513           26

TUI                                                         564           12

Volkswagen                                                  945           41

                                                                       2,263

Preferred Stocks   0.1%

Fresenius Medical Care                                      122            6

Henkel (Non-voting shares)                                  240           20

Porsche                                                      34           21

                                                                          47

Total Germany (Cost $2,257)                                            2,310


GREECE   0.4%

Common Stocks   0.4%

Alpha Bank                                                  787           24

Bank of Piraeus                                             642            8

Coca-Cola Hellenic Bottling                                 419           11

Commercial Bank of Greece *                                 167            5

Cosmote                                                     520            8

EFG Eurobank Ergasias                                       947           20

Greek Organization of Football Prognostics                  660           13

Hellenic Petroleum                                          322            3

Hellenic Telecommunications Organization                  1,473           21

National Bank of Greece                                     682           20

Public Power                                                560           14

Titan Cement                                                110            5

Total Greece (Cost $122)                                                 152

HONG KONG   2.1%

Common Stocks   2.1%

Asia Aluminum Holdings                                    8,000            1

Asia Satellite Telecommunications                           500            1

ASM Pacific Technology                                    1,500            6

Bank of East Asia                                         6,000           17

Beijing Enterprises Holdings                              2,000            2

BOC Hong Kong                                            16,000           27

Cafe De Coral                                             2,000            2

Cathay Pacific Airways                                    5,000            9

Chaoda Modern Agriculture                                 2,100            1

Cheung Kong Holdings                                      7,000           53

Cheung Kong Infrastructure Holdings                       4,000            9

China Everbright *                                        2,000            1

China Merchants Holdings                                  4,000            5

China National Aviation                                   4,000            1

China Resources Power Holdings *                          4,000            2

China Travel International Investment *                   6,000            1

CITIC International Financial *                           4,000            2

CLP                                                       7,200           38

CNPC Hong Kong *                                         10,000            1

COFCO International                                       2,000            1

Cosco Pacific                                             4,000            5

Dah Sing Financial                                          400            3

Dairy Farm International (USD)                            4,500            9

Denway Motors *                                          20,000            9

Esprit Holdings                                           2,000            8

First Pacific *                                           6,000            1

Fountain Set Holdings                                     2,000            1

Giordano                                                  4,000            2

Great Eagle                                               1,000            1

Guangdong Investment *                                    4,000            1

Guoco Group                                               1,000            8

Hang Lung Development                                     3,000            4

Hang Lung Properties                                      5,000            7

Hang Seng Bank                                            3,000           38

Henderson Investor                                        3,000            4

Henderson Land Development                                3,000           13

Hengan International Group                                4,000            2

Hong Kong & China Gas                                    16,930           29

Hong Kong & Shanghai Hotels                               5,000            3

Hong Kong Aircraft Engineering                              400            2

Hong Kong Electric                                        6,000           26

Hong Kong Exchanges & Clearing                            4,000            8

Hong Kong Land (USD)                                      6,000           10

Hopewell Highway Infrastructure                           3,500            2

Hopewell Holdings                                         4,000            7

Hung Hing Printing Group                                  2,000            1

Hutchison Harbour Ring                                    6,000            1

Hutchison Whampoa                                        13,000           87

Hysan Development                                         2,000            3

i-Cable Communication                                     2,200            1

Industrial & Commercial Bank of China                     1,000            1

Interchina Holdings *                                    10,000            0

International Bank of Asia                                2,000            1

iShares MSCI Hong Kong (USD)                              3,000           29

Jardine Matheson (USD)                                    1,200           12

Jardine Strategic (USD)                                   1,500            8

JCG Holdings                                              2,000            1

Johnson Electric                                          5,500            5

Kerry Properties                                          1,500            2

Kingboard Chemical Holdings                               2,000            4

Kowloon Motor Bus Holdings                                2,000           10

Legend                                                   16,000            5

Li & Fung                                                 8,000           12

Liu Chong Hing Bank                                       1,000            1

Mandarin Oriental International (USD) *                   6,000            4

MTR                                                       5,000            8

New World Development                                     8,000            6

Next Media *                                              2,000            1

NWS Holdings                                              3,000            4

Oriental Press Group                                      2,000            1

PCCW Limited *                                           13,200            9

SCMP Group                                                6,000            3

Shangri-La Asia                                           4,000            4

Shenzhen International, REIT                             22,500            1

Shenzhen Investment, REIT                                 2,000            0

Shun Tak Holdings                                         4,000            2

Sino Land                                                 8,000            5

Skyworth Digital Holdings                                 6,000            2

Smartone Telecommunications                               1,000            1

Sun Hung Kai Properties                                   7,000           60

Swire Pacific, Series A                                   3,000           20

Swire Pacific, Series B                                   7,500            8

Techtronic Industries                                     3,000            8

Television Broadcast                                      1,000            5

Texwinca Holdings                                         2,000            1

Tingyi Holding                                            6,000            2

Wharf                                                     5,000           14

Wheelock                                                  2,000            2

Wing Hang Bank                                              500            3

Wing Lung Bank                                              300            2

Yue Yuen Industrial                                       5,500           15

Total Hong Kong (Cost $744)                                              758


IRELAND   0.6%

Common Stocks   0.6%

Allied Irish Banks                                        3,387           49

Anglo Irish Bank                                          1,136           19

Bank of Ireland (Dublin Listing)                          3,729           45

CRH                                                       2,026           43

DEPFA Bank                                                  125           19

Irish Life & Permanent                                    1,321           20

Kerry                                                       811           15

Ryanair *                                                   726            4

Total Ireland (Cost $184)                                                214

ITALY   3.8%

Common Stocks   3.8%

AEM *                                                     2,255            4

Alleanza Assicurazioni                                    1,703           19

Assicurazioni Generali                                    5,134          135

Autogrill *                                                 458            7

Banca Antonveneta                                           997           19

Banca Carige *                                            1,867            7

Banca Fideuram                                            1,594            9

Banca Intesa                                             18,173           60

Banca Lombarda                                            1,096           14

Banca Monte dei Paschi di Siena                           4,414           14

Banca Popolare di Lodi                                    1,131           10

Banche Poplari Unite *                                    1,269           21

Banco Popolare di Verona e Novara                         1,334           22

Benetton                                                    429            5

BNL *                                                     5,851           13

Bulgari                                                     561            5

Capitalia *                                               5,940           16

Edison *                                                  5,167            8

Enel                                                      9,430           75

ENI                                                      11,972          242

Fiat *                                                    2,110           15

FinecoGroup *                                             1,548            8

Finmeccanica                                             26,384           20

Fondiaria-Sai                                               344            8

Gruppo Editoriale L'Espresso                                831            5

Ifil (Ordinary shares) *                                  2,055            7

Italcementi                                                 359            4

Italcementi-RNC *                                           382            3

Luxottica Group                                             529            9

Mediaset                                                  2,252           25

Mediobanca                                                1,553           18

Mediolanum                                                  957            6

Pirelli                                                   8,190            8

RAS                                                       1,227           22

RCS MediaGroup *                                          2,041            8

Saipem                                                    2,550           24

San Paolo IMI                                             4,335           50

Seat Pagine Gialle                                       14,880            7

Snam Rete Gas                                             3,531           16

Telecom Italia *                                         41,981          134

Telecom Italia Media *                                   13,105            6

Telecom Italia Mobile *                                  16,954           96

Telecom Italia-RNC *                                     22,539           52

UniCredito Italiano                                      18,430           86

Total Italy (Cost $1,265)                                              1,342


JAPAN   22.5%

Common Stocks   22.5%

77 Bank                                                   1,000            6

ACOM                                                        400           28

Advantest                                                   300           23

AEON                                                        900           39

AEON Credit Service                                         100            6

AIFUL                                                       100           10

Aioi Insurance                                            2,000            9

Aisin Seiki                                               1,000           18

Ajinomoto                                                 4,000           47

All Nippon Airways                                        9,000           27

ALPS ELECTRIC                                             1,000           14

Amada                                                     1,000            6

Asahi Breweries                                           2,000           22

Asahi Glass                                               4,000           42

Asahi Kasei                                               4,000           22

Asatsu-DK                                                   100            3

Bandai                                                      200            5

Bank of Fukuoka                                           1,000            5

Bank of Kyoto                                             1,000            6

Bank of Nagoya                                            2,000           11

Bank of Yokohama                                          3,000           16

Benesse                                                     300            8

Bridgestone                                               3,000           51

Brother Industries                                        1,000           10

C&S                                                         100            2

Canon                                                     4,000          208

Casio Computer                                            1,000           11

Central Japan Railway                                         3           24

Chiba Bank                                                2,000           11

Chubu Electric                                            2,200           46

Chugai Pharmaceutical                                     1,900           29

Chugoku Electric Power                                      800           13

Citizen Watch                                             1,000           10

Coca-Cola West Japan                                        100            2

Credit Saison                                               500           14

CSK                                                         100            4

Dai Nippon Printing                                       2,000           30

Daido Steel                                               1,000            2

Daihatsu Motor                                            1,000            6

Daiichi Pharmaceutical                                      600           10

Daikin Industries                                         1,000           23

Daimaru                                                   1,000            9

Dainippon Ink & Chemicals                                 9,000           22

Dainippon Pharmaceutical                                  1,000            8

Daishi Bank                                               1,000            4

Daito Trust Construction                                    600           20

Daiwa House Industry                                      2,000           22

Daiwa Securities                                          5,000           37

Denki Kagaku Kogyo Kabushiki Kaisha                       1,000            3

Denso                                                     1,700           36

Dentsu                                                        2            6

Dentsu (New shares) *                                         2            6

Dowa Mining                                               1,000            6

East Japan Railway                                           12           61

Eisai                                                       700           18

FamilyMart                                                  200            6

Fanuc                                                       800           49

Fast Retailing                                              200           16

Fuji Electric                                             5,000           13

Fuji Heavy Industries                                     4,000           19

Fuji Photo Film                                           2,000           64

Fuji Television Network                                       1            3

Fuji Television Network (New shares) *                        1            3

Fujikura                                                  1,000            5

Fujisawa Pharmaceutical                                   1,000           23

Fujitsu                                                   5,000           34

Fukuyama Transporting                                     1,000            5

Furukawa Electric                                         1,000            4

Futaba                                                      100            3

Gunma Bank                                                1,000            5

Hachijuni Bank                                            1,000            6

Hamamatsu Photonics                                         100            2

Hankyu *                                                  2,000            8

Hankyu Department Stores                                  1,000            8

Hanshin Electric Railway                                  1,000            3

Heiwa                                                       700           10

Hirose Electric                                             100           11

Hiroshima Bank                                            1,000            4

Hitachi                                                  12,000           84

Hitachi Cable                                             1,000            5

Hitachi Capital                                             100            2

Hitachi Chemical                                            300            5

Hokkaido Electric Power                                     500            8

Hokkoku Bank                                              1,000            5

Hokugin Financial Group                                  15,000           33

Hokuriku Electric Power                                     500            8

Honda                                                     2,800          112

Hoya                                                        300           32

Hyakujushi Bank                                           1,000            6

Ibiden                                                      200            3

Isetan                                                      300            4

iShares MSCI Japan (USD)                                 32,700          332

Ishikawajima Harima Heavy Industries                      6,000            9

Isuzu Motors *                                            1,000            3

Ito                                                         100            4

Ito-Yokado                                                1,000           41

Itochu *                                                  4,000           17

Itochu Techno-Science                                       100            4

Iyo Bank                                                  1,000            7

Jafco                                                       100            8

Japan Airlines System *                                   1,000            3

Japan Tobacco                                                 3           24

JFE Holdings                                              1,500           33

JGC                                                       1,000            9

Joyo Bank                                                 3,000           12

Jsat                                                          1            3

JSR                                                       1,000           21

Juroku Bank                                               1,000            4

Kajima                                                   11,000           38

Kamigumi                                                  1,000            7

Kanebo *                                                  1,000            1

Kansai Electric Power                                     2,800           49

Kansai Paint                                              1,000            5

Kao                                                       3,000           71

Katokichi                                                   100            2

Kawasaki Heavy Industries                                 6,000            9

Kawasaki Kisen Kaisha                                     5,000           21

KDDI                                                         13           78

Keihin Electric Express Railway                           1,000            6

Keio Electric Railway                                     1,000            6

Keyence                                                     100           24

Kikkoman                                                  1,000            8

Kinki Nippon Railways                                     5,000           18

Kirin Brewery                                             3,000           30

Kobe Steel                                                5,000            7

Koei                                                      1,000           34

Komatsu                                                   4,000           23

Komeri                                                      100            3

Konami                                                      200            5

Konica Minolta Holdings                                   2,000           27

Kubota                                                    2,000            9

Kuraray                                                   1,000            7

Kuraya Sanseido                                             500            6

Kyocera                                                     700           57

Kyowa Hakko Kogyo                                         1,000            7

Kyushu Electric Power                                     1,100           19

Lawson                                                      200            7

Mabuchi Motor                                               100            7

Makita                                                    1,000           14

Marubeni                                                  6,000           15

Marui                                                     2,000           31

Maruichi Steel Tube                                       2,000           30

Matsushita Electric Industrial                           10,000          146

Matsushita Electric Works                                   671            6

Mazda Motor                                               3,000            9

Meitec                                                      100            4

Millea                                                        6           85

Minebea                                                   1,000            5

Mitsubishi                                                6,000           57

Mitsubishi Chemical                                       7,000           19

Mitsubishi Electric                                       7,000           35

Mitsubishi Estate                                         4,000           47

Mitsubishi Gas Chemical                                   1,000            4

Mitsubishi Heavy Industries                              12,000           33

Mitsubishi Logistics                                      1,000            9

Mitsubishi Materials                                      2,000            4

Mitsubishi Rayon                                          1,000            3

Mitsubishi Securities                                     1,000           13

Mitsubishi Tokyo Financial                                   15          132

Mitsui                                                    5,000           41

Mitsui Chemical                                           2,000           11

Mitsui Engineering & Shipbuilding                         3,000            5

Mitsui Fudosan                                            3,000           33

Mitsui Mining & Smelting                                  1,000            4

Mitsui O.S.K. Lines                                       4,000           17

Mitsui Sumitomo Insurance                                 6,000           56

Mitsui Trust Holdings                                     2,000           14

Mitsukoshi                                                1,000            5

Mitsumi Electric                                            400            4

Mizuho Financial Group                                       34          160

Mizuho Investors Securities *                             2,000            5

Mizuho Trust & Banking                                   14,000           33

Murata Manufacturing                                        900           59

Musashino Bank                                              100            4

Nagoya Railroad                                           1,000            4

NEC                                                       6,000           47

Net One Systems                                               1            4

Net One Systems (New shares) *                                1            4

NGK Insulators                                            1,000            7

Nichicon                                                    200            2

Nidec                                                       100           11

Nikko Cordial                                             6,000           34

Nikon                                                     1,000           12

Nintendo                                                    400           38

Nippon Express                                            3,000           17

Nippon Meat Packer                                        1,000           12

Nippon Mining Holdings                                    3,500           15

Nippon Oil                                                5,000           27

Nippon Sheet Glass                                        1,000            3

Nippon Shokubai                                           1,000            7

Nippon Steel                                             18,000           37

Nippon Telegraph & Telephone                                 21          110

Nippon Television Network                                    10            2

Nippon Unipac                                                 3           15

Nippon Yusen                                              3,000           12

Nipponkoa Insurance                                       2,000           12

Nishi-Nippon Bank                                         1,000            4

Nishi-Nippon Railroad                                     1,000            3

Nissan Motor                                              8,900           98

Nissay Dowa General Insurance                             1,000            5

Nisshin Seifun Group                                      1,000            9

Nisshin Steel                                             2,000            4

Nissin Food Products                                        400           10

Nitori                                                       50            3

Nitto Denko                                                 500           28

NOK                                                       1,000           38

Nomura Holdings                                           8,000          129

Nomura Research Institute                                   100           10

NSK                                                       1,000            5

NTN                                                       1,000            4

NTT Data                                                      6           23

NTT DoCoMo                                                   79          156

Obayashi                                                  1,000            5

Odakyu Electric Railway                                   2,000           10

Ogaki Kyoritsu Bank                                       1,000            6

Oji Paper                                                 5,000           31

Oki Electric Industry *                                   3,000           12

Olympus Optical                                           1,000           19

Omron                                                     1,000           24

Ono Pharmaceutical                                          300           13

Onward Kashiyama                                          1,000           15

Oracle Japan                                                100            6

Oriental Land                                               300           19

Orix                                                        300           32

Osaka Gas                                                 5,000           14

Pioneer                                                     500           14

Promise                                                     350           23

Q.P. Corporation                                            300            3

Resona Holdings *                                        18,000           36

Ricoh                                                     2,000           40

Rinnai                                                      100            3

Rohm                                                        500           62

Sagami Railway *                                          1,000            3

Sammy                                                       100            4

Sanken Electric                                           1,000           13

Sankyo                                                    1,000           18

Sankyo Co. Limited                                          100            4

Sanyo Electric                                            5,000           22

Sapporo Breweries                                         1,000            3

Sapporo Hokuyo                                                1            6

Secom                                                       500           21

Sega *                                                      400            4

Seibu Railway                                             1,000           13

Seiko Epson                                                 600           23

Seino Transportation                                      1,000           10

Seiyu *                                                   1,000            4

Sekisui Chemical                                          1,000            7

Sekisui House                                             2,000           21

Seven-Eleven Japan                                        1,000           34

SFCG                                                         30            6

Sharp                                                     3,000           54

Shikoku Bank                                              1,000            6

Shikoku Electric Power                                      500            9

Shima Seiki Manufacturing                                   100            4

Shimachu                                                    100            3

Shimano                                                   1,500           35

Shimizu                                                   1,000            4

Shin-Etsu Chemical                                        1,800           72

Shinko Securities                                         1,000            4

Shinsei Bank                                              4,000           27

Shionogi & Co.                                            1,000           16

Shiseido                                                  1,000           12

Shizuoka Bank                                             2,000           17

Showa Denko                                               5,000           11

Skylark                                                     100            2

SMC                                                         200           23

Softbank                                                    900           40

Softbank Investment                                           3            4

Sohgo Security Services                                   2,100           28

Sompo Japan Insurance                                     3,000           27

Sony                                                      3,600          138

Square Enix                                                 100            3

Stanley Electric                                            300            6

Sumisho Computer Systems                                  1,100           33

Sumitomo                                                  3,000           23

Sumitomo Chemicals                                        5,000           23

Sumitomo Electric Industries                              2,000           18

Sumitomo Forestry                                         1,000           10

Sumitomo Metal Industries                                14,000           17

Sumitomo Metal Mining                                     2,000           12

Sumitomo Mitsui Financial                                    17          128

Sumitomo Osaka Cement                                     3,000            7

Sumitomo Realty & Development                             2,000           22

Sumitomo Trust & Banking                                  5,000           30

Suzuken                                                     120            4

Suzuki Motor                                              2,000           31

T&D Holdings *                                              820           33

Taiheiyo Cement                                           6,000           15

Taisei                                                    3,000           10

Taisho Pharmaceutical                                     1,000           19

Taiyo Yuden                                               1,000           17

Takara Holdings                                           1,000            8

Takashimaya                                               1,000           12

Takeda Chemical Industries                                2,600          104

Takefuji                                                    190           12

Tanabe Seiyaku                                            1,000           10

TDK                                                         400           28

Teijin                                                    1,000            3

TEPCO                                                     3,900           84

Terumo                                                      700           15

The Chugoku Bank                                          1,000           10

THK                                                         300            6

Tobu Railway                                              3,000           13

Toho                                                        600            9

Toho Gas                                                  1,000            3

Tohoku Electric Power                                     1,200           19

Tokyo Electron                                              500           30

Tokyo Gas                                                 7,000           26

Tokyo Style                                               1,000           11

Tokyu                                                     4,000           20

Tonen General Sekiyu                                      1,000            8

Toppan Forms                                                100            1

Toppan Printing                                           3,000           35

Toray Industries                                          3,000           14

Toshiba                                                  11,000           50

Tosoh                                                     1,000            4

Tostem Inax Holding                                       1,000           19

Toto                                                      1,000           11

Toyo Seikan Kaisha                                        1,000           18

Toyobo                                                    3,000            6

Toyoda Gosei                                              1,100           30

Toyota Industries                                           500           11

Toyota Motor                                             10,800          389

Toyota Tsusho                                             1,000           10

Trend Micro                                                 500           19

TV Asahi                                                      1            2

Ube Industries                                            3,000            5

UFJ Holdings                                                 15           92

UFJ Tsubasa Securities                                    1,000            5

Uni-Charm                                                   100            5

Uny                                                       1,000           12

Ushio                                                     1,000           19

USS                                                          50            4

Vodafone Holdings K.K.                                        3            7

West Japan Railway                                            6           23

World Company                                               100            3

Yahoo Japan *                                                 2           22

Yahoo Japan (New shares) *                                    2           22

Yakult Honsha                                             1,000           15

Yamada Denki                                                200            7

Yamaha                                                      500            9

Yamaha Motor                                              1,000           14

Yamanouchi Pharmaceutical                                 1,300           43

Yamato Transport                                          2,000           30

YASKAWA Electric *                                        1,000            8

Yokogawa Electric                                         1,000           13

Yoshinoya D&C                                                 1            2

Total Japan (Cost $7,173)                                              7,996


NETHERLANDS   4.7%

Common Stocks   4.7%

ABN Amro                                                  6,549          142

Aegon                                                     6,028           78

Akzo Nobel                                                1,112           40

ASML *                                                    1,947           31

DSM                                                         321           15

Euronext                                                    599           17

European Aeronautic Defense & Space                       1,354           34

Fortis (Unified shares)                                   2,516           55

Gucci Group *                                               155           13

Heineken                                                    767           32

Heineken (Class A shares) *                                 411           15

ING Groep GDS                                             7,941          169

Koninklijke Numico GDS *                                    669           18

Philips Electronics                                       5,286          143

Reed Elsevier                                             2,959           41

Rodamco Europe, REIT                                        296           17

Royal Ahold *                                             6,070           47

Royal Dutch Petroleum                                     8,461          410

Royal KPN                                                 9,687           70

STMicroelectronics *                                      2,680           58

TPG                                                       1,455           31

Unilever GDS                                              2,317          152

VNU                                                       1,008           28

Wolters Kluwer GDS                                        1,167           20

Total Netherlands (Cost $1,792)                                        1,676

NEW ZEALAND   0.3%

Common Stocks   0.3%

Air New Zealand *                                         1,979            1

Auckland International Airport                              892            4

Briscoe Group                                                95            0

Carter Holt Harvey                                        5,039            7

Contact Energy                                            1,048            4

Fisher & Paykel Appliances                                  136            0

Fisher & Paykel Healthcare                                  197            2

Fletcher Building                                         1,065            3

Independent Newspapers                                    6,498           20

Infratil Limited                                          1,016            2

Kiwi Income Property Trust                                6,039            4

NGC Holdings                                              1,302            2

Port of Tauranga                                             94            0

Ports of Auckland                                            30            0

Sanford                                                     733            2

Sky City                                                  2,054            6

Sky Network Television *                                    136            0

Telecom Corporation of New Zealand                        7,565           27

Tower *                                                   2,200            2

Warehouse Group                                           1,391            4

Westpac Trust Investments                                   165            2

                                                                          92

Preferred Stocks   0.0%

Fletcher Challenge Forests *                                877            1

                                                                           1

Total New Zealand (Cost $76)                                              93


NORWAY   0.4%

Common Stocks   0.4%

DnB Holding                                               4,062           26

Norsk Hydro                                                 807           47

Norske Skogsindustrier                                      480            9

Orkla, Series A                                             895           22

Statoil ASA                                               1,824           23

Storebrand ASA                                              817            5

Telenor                                                   3,134           20

Yara International (Spin off shares) *                      752            5

Total Norway (Cost $130)                                                 157


PORTUGAL   0.4%

Common Stocks   0.4%

Banco BPI *                                               2,303            9

Banco Comercial Portugues                                 9,646           22

Banco Espirito Santo                                        374            6

Brisa-Auto Estradas de Portugal                           1,439           10

CIMPOR                                                      907            5

Electricidade de Portugal                                 9,040           25

Portugal Telecom                                          5,061           54

PT Multimedia-Servicos de
Telecomunicacoes e Multimedia                               255            6

Total Portugal (Cost $119)                                               137


SINGAPORE   0.9%

Common Stocks   0.9%

Allgreen Properties                                       1,000            1

BIL International *                                       9,500            4

CapitaLand                                                2,000            2

Capitamall Trust, REIT                                    2,000            2

Chartered Semiconductor Manufacturing *                   3,000            3

China Aviation Oil Singapore Corporation *                1,000            1

City Developments                                         3,000           11

ComfortDelGro Corporation                                 7,012            5

Creative Technology                                         350            4

Datacraft Asia (USD) *                                    3,000            3

DBS                                                       5,000           42

Elec & Eltek (USD)                                        1,400            4

Fortune, REIT (HKD) *                                     2,000            1

Great Eastern                                             1,000            7

Haw Par                                                   1,103            3

Hong Leong Finance                                        1,000            2

iShares MSCI Singapore (USD)                              2,400           15

Keppel                                                    2,000            8

MobileOne Limited                                         5,000            4

NatSteel                                                  4,000            5

Neptune Orient Lines                                      4,000            4

Noble Group                                               1,000            2

Overseas Chinese Banking                                  3,000           21

Pacific Century Regional Developments *                   3,600            1

Parkway                                                   2,000            1

People's Food Holdings                                    2,000            1

Sembcorp                                                  2,000            2

Sembcorp Logistics                                        2,000            2

Sembcorp Marine                                           7,000            4

Singapore Airlines                                        2,000           13

Singapore Exchange                                        4,000            4

Singapore Land                                            1,000            2

Singapore Post *                                          6,000            3

Singapore Press                                           1,000           12

Singapore Technologies Engineering                        6,000            7

Singapore Telecommunications                             26,000           36

Singapore Telecommunications CUFS
(1 CDR represents 1 ordinary share) (AUD)                 1,333            2

SMRT                                                      2,000            1

ST Assembly Test Services *                               4,000            4

United Industrial                                         1,000            0

United Overseas Bank                                      4,520           36

Venture Manufacturing                                     1,000           11

Want Want Holdings (USD)                                  8,000            8

Wing Tai Holdings *                                       1,000            0

Total Singapore (Cost $284)                                              304


SPAIN   3.5%

Common Stocks   3.5%

Acciona                                                      93            6

Acerinox                                                    226           12

ACS                                                         454           22

Alba                                                        159            5

Albertis Infraestructuras                                 1,715           29

Altadis, Series A                                         1,176           33

Amadeus Global Travel Distribution                        1,866           11

Banco Bilbao Vizcaya Argentaria                          14,197          186

Banco de Sabadell                                         1,024           21

Banco Popular Espanol                                       762           42

Banco Santander Central Hispano                          18,654          199

Bankinter                                                   280           10

Cia Espanola de Petroleos                                   347           11

Endesa                                                    4,119           75

FCC                                                         281           10

Gas Natural                                                 874           21

Grupo Ferrovial                                             201            8

Iberdrola                                                 3,534           69

Inditex                                                   1,130           24

NH Hoteles *                                                460            5

Repsol                                                    4,714           99

Telefonica                                               20,463          302

Terra Networks *                                          1,811           11

Union Electrica Fenosa                                    1,171           24

Zardoya Otis                                                399            8

Total Spain (Cost $1,091)                                              1,243


SWEDEN   2.4%

Common Stocks   2.4%

Assa Abloy                                                1,438           17

Atlas Copco, Series A                                       456           16

Atlas Copco, Series B                                       244            8

Electrolux, Series B                                      1,264           25

Electrolux, Rights, 8/04 *                                1,264            0

Eniro                                                       686            6

Eniro, Rights, 7/04 *                                       686            0

ForeningsSparbanken, Series A                             1,540           29

Gambro, Series A                                            995            9

Gambro, Series B                                            455            4

Hennes & Mauritz, Series B                                1,136           28

Holmen, Series B                                            302            8

Industrivarden, Series A                                    591           10

Industrivarden, Series C                                    174            3

Investor, Series A                                          915            9

Investor, Series B                                        2,175           22

iShares MSCI Sweden (USD)                                 4,400           73

LM Ericsson, Series B *                                  63,381          169

NORDEA                                                   11,560           78

Sandvik                                                   1,042           34

Scania, Series B *                                          387           12

SEB, Series A                                             2,625           38

Securitas, Series B                                       1,353           19

Skandia Forsakrings                                       4,093           16

Skanska                                                   1,237           10

SKF, Series B                                               296           10

SKF, Series A                                               101            4

SSAB Svenskt Stal, Series B                                 203            3

SSAB Svenskt Stal, Series A                                 292            5

Svenska Cellulosa                                           765           30

Svenska Handelsbanken, Series A                           2,528           49

Swedish Match                                             1,791           18

Tele2 AB, Series B *                                        510           23

TeliaSonera                                               4,111           17

TeliaSonera (EUR)                                         1,303            5

Volvo, Series A *                                           645           21

Volvo, Series B *                                         1,056           36

Total Sweden (Cost $782)                                                 864


SWITZERLAND   6.9%

Common Stocks   6.9%

ABB *                                                     7,940           44

Adecco *                                                    544           24

Baloise                                                     193            8

Ciba Specialty Chemicals *                                  246           17

Clariant                                                    924           12

Compagnie Financiere Richemont                            2,057           53

Converium Holding                                           138            7

Credit Suisse Group                                       4,773          167

Givaudan                                                     29           14

Holcim                                                      545           28

iShares MSCI Switzerland (USD)                            5,900           88

Julius Baer *                                                41           11

Lonza Group                                                 178            9

Nestle                                                    1,572          396

Nobel Biocare Holding *                                      99           13

Novartis                                                 11,376          504

Pargesa Holdings                                             12           32

Roche Holding (Bearer shares)                               115           17

Roche Holding (Participation certificates)                2,848          298

Schindler Holding                                            16            5

Schindler Holding (Participation certificates)               20            6

Serono                                                       30           18

Societe Generale de Surveillance                             22           12

Swatch (Bearer shares)                                      123           16

Swatch (Registered shares)                                  455           12

Swiss Life Holding *                                         81           11

Swiss Re                                                  1,272           83

Swisscom                                                     97           30

Syngenta                                                    448           36

Synthes-Stratec                                              17           18

UBS                                                       4,998          353

Zurich Financial Services *                                 598           94

Total Switzerland (Cost $2,257)                                        2,436

THAILAND   0.0%

Common Stocks   0.0%

Total Access Communications (USD) *                         400            1

Total Thailand (Cost $1)                                                   1


UNITED KINGDOM   23.8%

Common Stocks   23.8%

3i Group                                                  2,434           26

Abbey National                                            5,646           45

Aegis                                                     3,766            6

Alliance & Leicester                                      1,868           28

Alliance Trust                                              186            9

Alliance UniChem                                            951           10

Allied Domecq                                             4,367           35

Amvescap                                                  3,207           21

Anglo American                                            5,978          120

Antofagasta *                                               242            4

Associated British Foods                                  1,648           18

Associated British Ports                                  1,280           10

AstraZeneca                                               6,827          319

Aviva                                                     9,051           88

AWG *                                                       648            7

Barclays                                                 26,626          239

BBA                                                       1,798            8

BG Group                                                 13,950           80

BHP Billiton PLC                                          9,846           78

BOC                                                       1,982           32

Boots Group                                               3,056           33

BP                                                       89,162          768

BPB                                                       1,963           13

Bradford & Bingley                                        3,369           17

Brambles Industries PLC                                   2,773           10

British Aerospace                                        11,770           44

British Airport Authorities                               4,228           39

British Airways *                                         2,031           10

British America Tobacco                                   6,205           94

British Land                                              1,843           21

British Sky Broadcast                                     5,834           69

BT Group                                                 34,560          109

Bunzl                                                     1,598           13

Cable & Wireless *                                        9,357           20

Cadbury Schweppes                                         8,560           68

Canary Wharf Group *                                      2,264           12

Capita                                                    2,539           14

Carnival                                                    836           37

Centrica                                                 17,016           66

Compass                                                   8,398           53

Daily Mail & General Trust                                1,141           14

Diageo                                                   12,215          164

Dixons                                                    7,193           20

Electrocomponents                                         2,235           14

EMAP                                                        895           14

EMI                                                       3,077           14

Enterprise Inns *                                         1,202           13

Exel                                                      1,190           15

Foreign and Colonial Investment Trust                     3,403           11

Friends Provident                                         6,801           17

Gallaher                                                  2,868           34

GKN                                                       2,809           11

GlaxoSmithKline                                          24,224          500

GUS                                                       4,030           56

Hammerson                                                 1,084           13

Hanson                                                    2,922           22

Hays                                                      6,777           14

HBOS                                                     15,446          199

HHG *                                                     8,706            7

Hilton Group                                              5,938           26

HSBC                                                     44,219          632

Imperial Chemical                                         4,737           18

Imperial Tobacco Group                                    2,960           65

InterContinental Hotels                                   2,887           27

International Power *                                     4,441           11

Invesys *                                                19,576            7

iShares MSCI United Kingdom (USD)                        22,400          349

ITV                                                      16,214           35

ITV (Ordinary shares) *                                     370            1

J Sainsbury                                               5,692           28

Jardine Lloyd Thomson Group                                 556            5

Johnson Matthey                                             919           15

Kelda Group                                               1,605           13

Kesa Electricals                                          2,179           11

Kingfisher                                                9,135           46

Land Securities                                           1,849           36

Legal & General Group                                    25,471           42

Liberty International                                     1,338           18

Lloyds TSB                                               22,124          165

Logica                                                    2,889           11

Lonmin                                                      562           10

Man Group                                                 1,200           36

Marks & Spencer                                           8,812           43

Matalan                                                     423            1

Misys                                                     1,828            7

Mitchells & Butlers                                       2,033            9

mm02 *                                                   34,706           61

National Grid Group                                      12,291           93

Next Group                                                1,026           25

Northern Rock                                             2,002           26

Old Mutual                                               17,468           30

Pearson                                                   3,160           37

Peninsular & Oriental Steam Navigation                    2,516           10

Persimmon                                                 1,178           14

Premier Farnell                                           1,471            7

Provident Financial                                       1,112           14

Prudential                                                8,381           66

Rank                                                      2,306           13

Reckitt Benckiser                                         2,815           73

Reed Elsevier (Ordinary shares)                           5,014           47

Rentokil Initial                                          7,188           24

Reuters                                                   5,468           36

Rexam                                                     2,044           17

Rio Tinto (Ordinary shares)                               4,248           93

RMC                                                         878            9

Rolls-Royce Group                                         6,049           25

Rolls-Royce Group, Class B *                            302,450            0

Royal & Sun Alliance                                     11,387           16

Royal Bank of Scotland Group                             11,804          353

SABMiller                                                 3,919           43

Sage Group                                                5,224           16

Schroders                                                   568            6

Schroders (Non-Voting Shares)                               434            4

Scottish & Newcastle                                      3,539           26

Scottish & Southern Energy                                3,287           40

Scottish Mortgage Investment Trust                        2,117           12

Scottish Power                                            7,279           49

Severn Trent                                              1,362           19

Shell Transport & Trading                                39,499          272

Shire Pharmaceuticals *                                   2,021           18

Signet Group                                              6,913           14

Slough Estates                                            1,503           12

Smith & Nephew                                            3,581           36

Smiths                                                    2,108           26

Standard Chartered                                        4,835           74

Tate & Lyle                                               2,089           11

Tesco                                                    30,311          133

TI Automotive *                                             270            0

Tomkins                                                   3,327           16

Travis Perkins                                              400           10

Trinity Mirror                                            1,205           13

Unilever (Ordinary shares)                               11,637          109

United Business Media                                     2,023           16

United Utilities                                          2,352           22

United Utilities, Class A                                   984            6

Vodafone ADR (USD)                                          700           17

Vodafone Group                                          267,941          648

WH Smith                                                  1,394            9

Whitbread                                                 1,093           14

William Morrison Supermarkets                             9,983           42

Witan Investment Trust                                    1,564            8

Wolseley                                                  2,484           36

WPP Group                                                 4,690           46

Xstrata                                                   1,904           21

Total United Kingdom (Cost $8,064)                                     8,445


SHORT-TERM INVESTMENTS   0.2%

Money Market  Funds  0.2%

T. Rowe Price Reserve Investment Fund, 1.09% #           86,221           86

Total Short-Term Investments (Cost $86)                                   86


SECURITIES LENDING COLLATERAL   9.7%

Money Market Pooled Account   9.7%

Investment in money market pooled account managed
by JP Morgan Chase Bank, London, (USD) 1.06% #        3,458,074        3,458

Total Securities Lending Collateral (Cost $3,458)                      3,458



Total Investments in Securities

109.8% of Net Assets (Cost $36,797)                                $  38,969
                                                                   ---------

  (ss.) Denominated in currency of country of incorporation unless otherwise noted

     ++ At April 30, 2004, a substantial number of the fund's international securities were valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. See Note 1.

      #  Seven-day yield

      *  Non-income producing

    ADR  American Depository Receipts

    AUD  Australian dollar

    EUR  Euro

    FDR  Fiduciary Depository Receipts

    GDS  Global Depository Shares

    HKD  Hong Kong dollar

   REIT  Real Estate Investment Trust

    USD  U.S. dollar

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         April 30, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(Amounts in $ 000s except shares and per share amounts)

Assets

Investments in securities, at value (cost $36,797)                   $  38,969

Other assets                                                               255

Total assets                                                            39,224

Liabilities

Obligation to return securities lending collateral                       3,458

Other liabilities                                                          286

Total liabilities                                                        3,744

NET ASSETS                                                           $  35,480
                                                                     ---------

Net Assets Consist of:

Undistributed net investment income (loss)                           $     260

Undistributed net realized gain (loss)                                    (529)

Net unrealized gain (loss)                                               2,171

Paid-in-capital applicable to 3,877,628 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                      33,578

NET ASSETS                                                           $  35,480
                                                                     ---------

NET ASSET VALUE PER SHARE                                            $    9.15
                                                                     ---------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                      6 Months
                                                                         Ended
                                                                       4/30/04
Investment Income (Loss)

Income

  Dividend (net of foreign taxes of $42)                            $      369

  Securities lending                                                         6

  Total income                                                             375

Investment management and administrative expense                            71

Net investment income (loss)                                               304

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                                 1

  Foreign currency transactions                                             (9)

  Net realized gain (loss)                                                  (8)

Change in net unrealized gain (loss)

  Securities                                                             1,869

  Other assets and liabilities
  denominated in foreign currencies                                         (3)

  Change in net unrealized gain (loss)                                   1,866

Net realized and unrealized gain (loss)                                  1,858

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                              $    2,162
                                                                    ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                         6 Months         Year
                                                            Ended        Ended
                                                          4/30/04     10/31/03
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                          $     304    $     306

  Net realized gain (loss)                                     (8)         (79)

  Change in net unrealized gain (loss)                      1,866        3,692

  Increase (decrease) in net assets from operations         2,162        3,919

Distributions to shareholders

  Net investment income                                      (338)        (174)

  Net realized gain                                           (26)           -

  Decrease in net assets from distributions                  (364)        (174)

Capital share transactions *

  Shares sold                                              15,562        7,951

  Distributions reinvested                                    310          133

  Shares redeemed                                          (2,814)      (3,239)

  Redemption fees                                               2            1

  Increase (decrease) in net assets from capital
  share transactions                                       13,060        4,846

Net Assets

Increase (decrease) during period                          14,858        8,591

Beginning of period                                        20,622       12,031

End of period                                           $  35,480    $  20,622
                                                        ---------    ---------


(Including undistributed net investment income of $260 at 4/30/04 and $294 at 10/31/03)

*Share information

  Shares sold                                               1,689        1,104

  Distributions reinvested                                     36           20

  Shares redeemed                                            (309)        (462)

  Increase (decrease) in shares outstanding                 1,416          662


The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          April 30, 2004

Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Index Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price International Equity Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on November 30, 2000. The fund seeks to provide long-term capital growth, using the FTSE(TM) International Limited Developed ex North America Index.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the
T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Redemption Fees
A 1% fee is assessed on redemptions of fund shares held less than 6 months to deter short-term trading and protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and have the primary effect of increasing paid-in capital.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At April 30, 2004, the value of loaned securities was $3,259,000; aggregate collateral consisted of $3,458,000 in the money market pooled account and U.S. government securities valued at $23,000.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $21,277,000 and $8,316,000, respectively, for the six months ended April 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2003, the fund had $495,000 of unused capital loss carryforwards, of which $125,000 expire in fiscal 2009, $285,000 expire in fiscal 2010, and $85,000 expire in fiscal 2011.

At April 30, 2004, the cost of investments for federal income tax purposes was $36,797,000. Net unrealized gain aggregated $2,171,000 at period-end, of which $3,668,000 related to appreciated investments and $1,497,000 related to depreciated investments.

NOTE 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund nd the manager provides for an all-inclusive annual fee equal to 0.50% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At April 30, 2004, $15,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended April 30, 2004, dividend income from the Reserve Funds totaled $1,000.

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price International Equity Index Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.


Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     June 15, 2004